Acquisitions and Divestitures (Tables)	3 Months Ended
Mar. 31, 2016
Australia [Member] | Divestiture [Member]
Business Acquisition [Line Items]
Summary of Sales and Other Operating Revenue and Loss from Discontinued Operation Related to Disposition
Sales and other operating revenues and loss from discontinued operations related to the Australia dispositions were as follows:

	For the Quarter Ended March 31,
	2016	2015
	(In millions)
Revenues and other from discontinued operations	$—	$187
Impairment on Woodside sale	$—	$(49)
Income from divested Australian operations	—	10
Income tax expense	—	(199)
Loss from Australian discontinued operations, net of tax	$—	$(238)